Intangible assets - Summary of Changes to intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	€ 1,315
Ending Balance	1,632	€ 1,315
Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,071
Ending Balance	1,470	1,071
Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	244
Ending Balance	162	244
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,459	1,870
Additions	478	482
Currency translation differences	80	107
Ending Balance	3,017	2,459
Gross carrying amount [member] | Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,551	1,132
Additions	405	320
Currency translation differences	73	99
Ending Balance	2,029	1,551
Gross carrying amount [member] | Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	908	738
Additions	73	162
Currency translation differences	7	8
Ending Balance	988	908
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,144)	(957)
Additions	(218)	(160)
Currency translation differences	(23)	(27)
Ending Balance	(1,385)	(1,144)
Accumulated impairment [member] | Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(480)	(403)
Additions	(60)	(54)
Currency translation differences	(19)	(23)
Ending Balance	(559)	(480)
Accumulated impairment [member] | Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(664)	(554)
Additions	(158)	(106)
Currency translation differences	(4)	(4)
Ending Balance	€ (826)	€ (664)